As filed with the Securities and Exchange Commission on October 29, 2018

Securities Act of 1933 File No. 033-78960

Investment Company Act of 1940 File No. 811-08510

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 80	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 83	☒

MATTHEWS INTERNATIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 788-7553

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and Address of Agent for Service)

Copies To:

David Monroe, Vice President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 28, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of Matthews International Funds, filed with the Commission on August 31, 2018 (Accession Number 0001193125-18-264863) (the “Registration Statement”), until November 28, 2018. The prospectus, statement of additional information and Part C included in the Registration Statement are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 80 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, and State of California, on the 29th day of October, 2018.

Matthews International Funds

By:	/s/ William J. Hackett
William J. Hackett, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 80 to the Registrant’s registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ William J. Hackett William J. Hackett	Trustee and President	October 29, 2018

/s/ Shai Malka Shai Malka	Treasurer	October 29, 2018

Jonathan F. Zeschin* Jonathan F. Zeschin	Trustee	October 29, 2018

Gale K. Caruso* Gale K. Caruso	Trustee	October 29, 2018

Christopher F. Lee* Christopher F. Lee	Trustee	October 29, 2018

Richard K. Lyons* Richard K. Lyons	Trustee	October 29, 2018

G. Paul Matthews* G. Paul Matthews	Trustee	October 29, 2018

Rhoda Rossman* Rhoda Rossman	Trustee	October 29, 2018

Toshi Shibano* Toshi Shibano	Trustee	October 29, 2018

* By:	/s/ John P. McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney